UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	VANGUARD WINDSOR FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Windsor II Fund

Schedule of Investments
January 31, 2005	Shares	Market Value (000)
COMMON STOCKS (93.6%)

Auto & Transportation (0.8%)
Union Pacific Corp.	1,813,200	$108,067
Delphi Corp.	8,148,700	61,849
CSX Corp.	1,467,700	58,664
Norfolk Southern Corp.	419,400	14,645
Ford Motor Co.	1,026,653	13,521
General Motors Corp.	296,668	10,920
Burlington Northern Santa Fe Corp.	222,900	10,739
* TRW Automotive Holdings Corp.	117,800	2,344

		280,749

Consumer Discretionary (10.6%)
Cendant Corp.	35,758,700	842,117
(1)Mattel, Inc.	26,023,400	506,155
Gannett Co., Inc.	4,424,400	354,129
Carnival Corp.	5,711,800	329,000
Wal-Mart Stores, Inc.	6,025,800	315,752
The Walt Disney Co.	7,444,932	213,148
* Time Warner, Inc.	11,557,299	208,031
Eastman Kodak Co.	5,941,600	196,608
* (1)Service Corp. International	26,080,100	179,953
Federated Department Stores, Inc.	2,547,700	144,709
Sears, Roebuck & Co.	1,554,600	78,119
Waste Management, Inc.	1,427,500	41,398
McDonald's Corp.	1,249,200	40,462
* MGM Mirage, Inc.	532,700	38,253
Viacom Inc. Class B	784,101	29,278
Kimberly-Clark Corp.	288,600	18,906
* Interpublic Group of Cos., Inc.	1,351,100	17,632
Target Corp.	346,900	17,612
Yum! Brands, Inc.	374,200	17,344
Limited Brands, Inc.	611,500	14,493
Knight Ridder	177,600	11,564
* Kmart Holding Corp.	105,939	9,977
Starwood Hotels & Resorts Worldwide, Inc.	158,600	9,181
VF Corp.	158,200	8,408
J.C. Penney Co., Inc. (Holding Co.)	196,200	8,382
ServiceMaster Co.	578,400	7,456
Nordstrom, Inc.	80,800	3,899
Clear Channel Communications, Inc.	102,500	3,324
* Fox Entertainment Group, Inc. Class A	98,500	3,315
* Office Depot, Inc.	182,800	3,161
The Stanley Works	51,100	2,430
* Caesars Entertainment, Inc.	120,900	2,337
Hearst-Argyle Television Inc.	68,400	1,780
Sabre Holdings Corp.	71,300	1,504
The McClatchy Co. Class A	1,500	105

		3,679,922

Consumer Staples (9.4%)
Altria Group, Inc.	14,064,400	897,731
Imperial Tobacco Group ADR	12,840,000	683,088
ConAgra Foods, Inc.	18,678,300	551,010
PepsiCo, Inc.	5,460,400	293,223
Anheuser-Busch Cos., Inc.	4,472,200	219,943
The Procter & Gamble Co.	2,703,100	143,886
The Coca-Cola Co.	3,176,099	131,776
Sara Lee Corp.	4,798,800	112,676
Albertson's, Inc.	3,982,300	91,115
Kraft Foods Inc.	1,120,800	38,085
* Safeway, Inc.	1,179,400	22,232
Unilever PLC ADR	454,100	17,392
Reynolds American Inc.	175,200	14,090
General Mills, Inc.	257,500	13,645
SuperValu Inc.	264,400	8,358
Tyson Foods, Inc.	410,300	7,045
* Smithfield Foods, Inc.	167,900	5,082
PepsiAmericas, Inc.	180,573	3,837
Carolina Group	59,500	1,868
Brown-Forman Corp. Class B	32,400	1,563

		3,257,645

Financial Services (26.9%)
Wells Fargo & Co.	16,726,500	1,025,334
Citigroup, Inc.	18,997,673	931,836
Bank of America Corp.	18,407,556	853,558
JPMorgan Chase & Co.	21,635,264	807,644
Allstate Corp.	12,763,344	643,783
Washington Mutual, Inc.	15,178,949	612,471
SLM Corp.	11,007,200	552,451
Manulife Financial Corp.	9,703,415	425,495
MBNA Corp.	14,005,400	372,264
American International Group, Inc.	4,942,439	327,634
XL Capital Ltd. Class A	4,230,600	316,364
The Goldman Sachs Group, Inc.	2,298,200	247,861
Automatic Data Processing, Inc.	5,381,800	234,001
Wachovia Corp.	4,105,784	225,201
St. Paul Travelers Cos., Inc.	5,414,140	203,247
Freddie Mac	2,967,900	193,774
PNC Financial Services Group	3,508,822	189,020
The Hartford Financial Services Group Inc.	2,625,527	176,672
Comerica, Inc.	2,012,200	116,426
Metropolitan Life Insurance Co.	2,295,900	91,262
Fannie Mae	1,393,800	90,012
Prudential Financial, Inc.	1,344,900	72,504
The Principal Financial Group, Inc.	1,132,300	45,949
U.S. Bancorp	1,096,922	32,963
Morgan Stanley	517,360	28,951
Merrill Lynch & Co., Inc.	462,200	27,764
KeyCorp	810,600	27,090
CIT Group Inc.	598,400	24,157
UnionBanCal Corp.	340,674	20,979
The Chubb Corp.	243,900	18,166
Assurant, Inc.	541,000	17,599
National City Corp.	462,500	16,442
* Conseco, Inc.	830,400	15,819
Lincoln National Corp.	325,600	15,023
SunTrust Banks, Inc.	198,300	14,282
CIGNA Corp.	175,700	14,100
Countrywide Financial Corp.	367,536	13,599
Bear Stearns Co., Inc.	134,500	13,593
The Bank of New York Co., Inc.	454,300	13,497
BB&T Corp.	323,653	12,775
Genworth Financial Inc.	476,300	12,636
* Providian Financial Corp.	752,500	12,552
Hibernia Corp. Class A	466,989	12,291
Lehman Brothers Holdings, Inc.	133,700	12,192
Nationwide Financial Services, Inc.	305,500	11,288
Huntington Bancshares Inc.	468,291	10,757
Marshall & Ilsley Corp.	217,800	9,324
Deluxe Corp.	237,500	9,089
SAFECO Corp.	163,700	7,579
Simon Property Group, Inc. REIT	123,000	7,294
Doral Financial Corp.	166,800	7,214
Fidelity National Financial, Inc.	158,200	6,932
Equity Office Properties Trust REIT	235,200	6,581
Marsh & McLennan Cos., Inc.	182,500	5,931
Bank of Hawaii Corp.	114,014	5,462
Equity Residential REIT	163,800	5,166
W.R. Berkley Corp.	98,600	4,703
MBIA, Inc.	77,000	4,600
Vornado Realty Trust REIT	66,200	4,577
Zions Bancorp	62,900	4,266
ProLogis REIT	106,100	4,047
Archstone-Smith Trust REIT	114,200	3,917
General Growth Properties Inc. REIT	121,200	3,851
Plum Creek Timber Co. Inc. REIT	107,000	3,822
Boston Properties, Inc. REIT	60,000	3,467
Compass Bancshares Inc.	71,600	3,353
Kimco Realty Corp. REIT	58,400	3,094
Avalonbay Communities, Inc. REIT	42,000	2,811
Astoria Financial Corp.	70,000	2,635
Duke Realty Corp. REIT	83,000	2,581
Public Storage, Inc. REIT	48,800	2,562
Commerce Bancshares, Inc.	50,295	2,418
Developers Diversified Realty Corp. REIT	59,800	2,377
iStar Financial Inc. REIT	55,200	2,310
Health Care Properties Investors REIT	77,500	2,012
Apartment Investment & Management Co. Class A REIT	55,200	1,982
The Macerich Co. REIT	34,500	1,974
Liberty Property Trust REIT	49,700	1,941
AMB Property Corp. REIT	48,300	1,798
Regency Centers Corp. REIT	36,400	1,798
Weingarten Realty Investors REIT	49,200	1,759
Hospitality Properties Trust REIT	37,300	1,591
New Plan Excel Realty Trust REIT	59,600	1,506
Leucadia National Corp.	41,400	1,499
Friedman, Billings, Ramsey Group, Inc. REIT	75,000	1,476
Associated Banc-Corp	35,850	1,184
Loews Corp.	15,200	1,034

		9,306,795

Health Care (10.2%)
Pfizer Inc.	31,096,200	751,284
* WellPoint Inc.	4,824,400	586,165
Schering-Plough Corp.	25,379,200	471,038
Bristol-Myers Squibb Co.	18,213,300	426,920
Baxter International, Inc.	12,492,200	421,737
Johnson & Johnson	3,832,800	247,982
Wyeth	6,180,300	244,925
* Medco Health Solutions, Inc.	3,164,158	134,698
* Watson Pharmaceuticals, Inc.	2,350,923	70,128
Merck & Co., Inc.	2,175,300	61,017
Aetna Inc.	350,900	44,582
HCA Inc.	690,800	30,754
Abbott Laboratories	432,800	19,485
* Health Net Inc.	582,800	16,954
* Tenet Healthcare Corp.	1,671,000	16,593
* Humana Inc.	171,200	5,867

		3,550,129

Integrated Oils (10.2%)
Occidental Petroleum Corp.	15,996,000	933,846
ConocoPhillips Co.	9,939,334	922,271
ChevronTexaco Corp.	13,603,286	740,019
BP PLC ADR	11,781,772	702,429
ExxonMobil Corp.	3,797,094	195,930
Petro Canada	334,200	17,258
Amerada Hess Corp.	134,899	11,689
Unocal Corp.	176,900	8,415
Marathon Oil Corp.	120,500	4,667

		3,536,524

Other Energy (1.4%)
* (1)Reliant Energy, Inc.	16,867,943	210,006
Williams Cos., Inc.	8,631,900	145,102
Valero Energy Corp.	951,800	49,522
Anadarko Petroleum Corp.	261,800	17,334
Apache Corp.	254,470	13,848
Devon Energy Corp.	232,762	9,466
* NRG Engergy	252,119	8,824
Kerr-McGee Corp.	88,300	5,453

		459,555

Materials & Processing (3.3%)
(1)Hanson PLC ADR	7,826,950	365,832
Weyerhaeuser Co.	4,339,600	270,791
International Paper Co.	4,146,000	162,316
Alcoa Inc.	4,202,800	124,025
MeadWestvaco Corp.	1,206,000	34,841
Monsanto Co.	594,800	32,197
Dow Chemical Co.	615,500	30,590
E.I. du Pont de Nemours & Co.	582,487	27,703
* The Mosaic Co.	1,033,500	17,053
Nucor Corp.	253,000	14,208
Georgia Pacific Group	405,900	13,029
Masco Corp.	345,900	12,729
PPG Industries, Inc.	170,700	11,741
Bunge Ltd.	173,594	9,815
Eastman Chemical Co.	150,200	8,133
Archer-Daniels-Midland Co.	312,100	7,553
Phelps Dodge Corp.	74,700	7,194
United States Steel Corp.	100,300	5,196

		1,154,946

Producer Durables (4.8%)
Emerson Electric Co.	7,404,500	497,879
The Boeing Co.	7,160,500	362,321
(1)Cooper Industries, Inc. Class A	4,650,800	323,231
United Technologies Corp.	1,537,400	154,785
Northrop Grumman Corp.	2,733,900	141,835
Centex Corp.	1,085,500	66,552
Lockheed Martin Corp.	746,400	43,149
Pulte Homes, Inc.	287,000	18,965
D. R. Horton, Inc.	318,400	12,666
Deere & Co.	174,700	12,129
Parker Hannifin Corp.	165,900	10,810
Ingersoll-Rand Co.	131,300	9,766
* Xerox Corp.	451,500	7,170

		1,661,258

Technology (3.1%)
International Business Machines Corp.	2,780,100	259,717
Electronic Data Systems Corp.	10,038,600	215,027
Microsoft Corp.	5,918,300	155,533
Motorola, Inc.	8,307,200	130,755
* Computer Sciences Corp.	1,496,400	77,095
Hewlett-Packard Co.	2,849,372	55,819
Computer Associates International, Inc.	1,895,200	51,530
Raytheon Co.	702,900	26,288
* Nortel Networks Corp.	7,704,300	25,039
* Freescale Semiconductor, Inc. Class A	1,346,500	23,024
General Dynamics Corp.	132,200	13,650
* Ingram Micro, Inc. Class A	517,300	9,560
Scientific-Atlanta, Inc.	178,200	5,401
* Vishay Intertechnology, Inc.	251,400	3,286
* Freescale Semiconductor, Inc. Class B	184,457	3,222
National Semiconductor Corp.	168,000	2,844
* Storage Technology Corp.	87,500	2,755
* Lucent Technologies, Inc.	838,000	2,732
* Compuware Corp.	225,100	1,553
* Micron Technology, Inc.	83,000	864

		1,065,694

Utilities (8.3%)
Duke Energy Corp.	20,544,300	550,382
American Electric Power Co., Inc.	15,560,517	548,508
Entergy Corp.	7,889,200	548,457
Verizon Communications Inc.	13,255,854	471,776
(1)CenterPoint Energy Inc.	22,781,700	256,294
Exelon Corp.	4,385,300	194,050
FPL Group, Inc.	726,900	55,710
FirstEnergy Corp.	1,193,400	47,450
SBC Communications Inc.	1,934,049	45,953
BellSouth Corp.	1,068,500	28,037
* PG&E Corp.	532,300	18,631
Sempra Energy	399,300	14,862
PPL Corp.	259,200	13,997
Dominion Resources, Inc.	198,600	13,779
Public Service Enterprise Group, Inc.	226,200	11,932
Edison International	355,800	11,553
Southern Co.	329,200	11,117
MCI Inc.	482,600	9,309
ALLTEL Corp.	153,300	8,438
AT&T Corp.	406,969	7,810
CenturyTel, Inc.	209,100	6,817
NiSource, Inc.	244,600	5,601
Wisconsin Energy Corp.	139,400	4,765
Pinnacle West Capital Corp.	79,800	3,328
Energy East Corp.	108,400	2,840

		2,891,396

Other (4.6%)
Tyco International Ltd.	17,376,900	628,000
General Electric Co.	15,700,200	567,248
ITT Industries, Inc.	4,050,500	345,467
Honeywell International Inc.	476,588	17,148
3M Co.	112,100	9,457
Textron, Inc.	99,600	7,169
Eaton Corp.	73,400	4,990
Johnson Controls, Inc.	77,100	4,561

		1,584,040

TOTAL COMMON STOCKS
(Cost $23,155,824)		32,428,653

TEMPORARY INVESTMENTS (6.7%)

Exchange-Traded Funds (3.2%)
Vanguard Index Participation Equity Receipts
Total Stock Market	8,407,600	966,874
Value	2,681,500	143,889

		1,110,763

Money Market Fund (3.4%)
Vanguard Market Liquidity Fund, 2.36%*	1,190,435,563	1,190,436

	Face
	Amount
	(000)

U.S. Government and Agency Obligations (0.1%)
Federal Home Loan Bank†
(2)2.55%, 4/20/2005	$31,000	30,824

TOTAL TEMPORARY INVESTMENTS
(Cost $2,235,529)		2,332,023

TOTAL INVESTMENTS (100.3%)
(Cost $29,391,353)		34,760,676

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(124,515)

NET ASSETS (100%)		$34,636,161

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $1,841,471,000.
(2)Security with an aggregate value of $994,000 and cash of $29,830,000 has been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $25,391,353,000. Net unrealized apreciation of investment securities for tax purposes was $9,369,323,000, consisting of unrealized gains of $10,089,178,000 on securities that had risen in value since their purchase and $719,855,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 94.7% and 5.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	6,399	$378,085	$(343)
S&P 500 Index	31	9,158	(56)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
SECURITY NAME	October 31, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	January 31, 2005 Market Value
CenterPoint Energy Inc.	$249,353		$10,352	$2,372	$256,294
Cooper Industries, Inc. Class A	297,186			1,628	323,231
Hanson PLC ADR	288,814				365,832
Mattel, Inc.	n/a*	$179,552		9,200	506,155
Reliant Energy, Inc.	181,861		10,099		210,006
Service Corp. International	172,389				179,953

	$1,189,603			$13,200	$1,841,471

*At October 31, 2004, the security was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.